OTHER INCOME/(EXPENSES) (Details Narrative) - HKD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Other Incomeexpenses
Government grants		$ 178,124	$ 48,000